Disclosure of Share-based Compensation Arrangements by Share-based Payment Award (Details)	3 Months Ended	12 Months Ended
	Apr. 30, 2015 USD ($)	Jan. 31, 2015 USD ($)
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 1		$ 20,000
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 2		0.25
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 3		$ 20,000
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 4		$ 90,000
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 5		0.25
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 6		$ 90,000
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 7		$ 15,000
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 8		0.25
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 9		$ 15,000
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 10		$ 250,000
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 11		0.75
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 12		$ 250,000
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 13		$ 15,000
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 14		0.25
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 15		$ 15,000
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 16		$ 150,000
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 17		0.35
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 18		$ 150,000
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 19		$ 150,000
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 20		0.55
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 21		$ 150,000
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 22		$ 200,000
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 23		0.75
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 24		$ 200,000
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 25		$ 55,000
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 26		0.25
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 27		$ 55,000
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 28		$ 600,000
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 29		0.25
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 30		$ 600,000
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 31		$ 50,000
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 32		0.25
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 33		$ 50,000
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 34		$ 150,000
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 35		0.25
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 36		$ 75,000
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 37		$ 80,000
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 38		0.25
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 39		$ 80,000
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 40		$ 1,000,000
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 41		0.25
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 42		$ 1,000,000
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 43		$ 67,970,000
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 44		0.128
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 45		$ 11,112,500
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 46		$ 1,000,000
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 47		0.15
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 48		$ 0
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 49		71,795,000
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 50		$ 13,862,500
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 1	$ 15,000
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 2	0.25
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 3	15,000
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 4	250,000
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 5	0.75
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 6	250,000
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 7	15,000
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 8	0.25
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 9	15,000
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 10	150,000
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 11	0.35
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 12	150,000
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 13	150,000
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 14	0.55
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 15	150,000
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 16	200,000
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 17	0.75
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 18	200,000
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 19	55,000
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 20	0.25
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 21	55,000
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 22	600,000
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 23	0.25
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 24	600,000
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 25	50,000
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 26	0.25
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 27	50,000
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 28	150,000
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 29	0.25
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 30	75,000
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 31	80,000
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 32	0.25
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 33	80,000
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 34	1,000,000
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 35	0.25
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 36	1,000,000
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 37	67,970,000
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 38	0.128
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 39	15,875,000
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 40	1,000,000
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 41	0.15
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 42	0
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 43	1,500,000
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 44	0.128
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 45	0
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 46	1,500,000
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 47	0.112
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 48	0
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 49	74,685,000
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 50	$ 18,515,000